Supplemental cash flow information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Supplemental cash flow information
Accounts payable relating to the purchase of property and equipment	$ 19	$ 32	$ 173